Shareholders' Equity and Noncontrolling Interests Shareholders' Equity and Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The Accumulated other comprehensive (loss) income (“AOCI”) category of Shareholders’ equity, net of tax, includes:

	December 31
	2011	2010
	(Dollars in Millions)
Foreign currency translation adjustments	$(41)	$1
Pension and other postretirement benefit adjustments	25	51
Unrealized hedging losses and other	(9)	(2)
Total accumulated other comprehensive (loss) income	$(25)	$50

Schedule of Non-controlling Interests [Table Text Block]

Non-controlling interests in the Visteon Corporation economic entity are as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Halla Climate Control Corporation	$660	$633
Duckyang Industry Co. Ltd	—	28
Visteon Interiors Korea Ltd	20	19
Other	10	10
Total noncontrolling interests	$690	$690